SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Schedule of amortization of the entity's property and equipment on straight-line basis over the estimated economic lives
We amortize our property and equipment on a straight-line basis over the following estimated economic lives:

Furniture and fixtures	3-5 years
Research and development equipment	3-10 years
Production equipment	3-7 years
Tooling	1.5-3 years
Computer equipment	1-5 years
Software	1-5 years
Office equipment	3-5 years

Schedule of the entity's amortization of intangible assets on a straight-line basis over the specified periods
We amortize our intangible assets on a straight-line basis over the following specific periods:

Patents and trademarks	—	3-5 years
Licenses	—	over the shorter of the term of the license or an estimate of their useful life, ranging from three to ten years
Intellectual property and customer relationships	—	3-13 years
Backlog	—	1-2 years
Brand	—	over the estimated life
In-process research and development	—	over the estimated life
Non-compete covenants	—	over the term of the agreement